RELATED PARTY TRANSACTIONS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 10. RELATED PARTY TRANSACTIONS

The Company pays the members of its board of directors who are not executive officers for services rendered through cash payments or by issuing shares of Class C common stock to them. The total fees incurred for board services and paid by the Company for the three and nine months ended September 30, 2021 and 2020, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Board of Directors Compensation	2021	2020	2021	2020
Cash paid for services rendered	$25,000	$18,750	$85,000	$50,000
Value of shares issued for services rendered	95,000	82,500	275,000	255,833
Total	$120,000	$101,250	$360,000	$305,833

Number of shares issued for services rendered (*)	3,647	3,929	12,168	11,022

*	Adjusted for the 1:3 reverse stock split for the three and nine months ended September 30, 2020.

As of September 30, 2020, $101,250 was accrued for the second quarter of 2020 services. This amount was paid in July 2020 by paying cash of $31,250 and issuing 4,821 shares of Class C common stock (adjusted for the 1:3 reverse stock split).

Related Party Transactions with Unconsolidated Entities

The Company's taxable REIT subsidiary serves as the asset manager of the TIC Interest property and earned asset management fees of $47,984 for both the three months ended September 30, 2021 and 2020, respectively, and $95,967 for both the nine months ended September 30, 2021 and 2020, respectively.

Transactions with Other Related Parties

Effective February 3, 2020, the Company's indirect subsidiary, Modiv Advisors, LLC, became the advisor to BRIX REIT, Inc., a REIT originally sponsored by BrixInvest, which also sponsored the Company until the Self-Management Transaction on December 31, 2019. During the three and nine months ended September 30, 2021 and 2020, no business transactions occurred between the Company and BRIX REIT, Inc. other than minor expenses advanced.

On March 2, 2020, the Company borrowed a total of $4,000,000, secured by mortgages on its two Chevron properties, from the Company's Chairman, Mr. Wirta. The Company's conflicts committee approved the terms of these mortgages which bore interest at an annual rate of 8% and were scheduled to mature on June 2, 2020. On June 1, 2020, the maturity date of these mortgages was extended to September 1, 2020 on the same terms, along with an option for a further extension to November 30, 2020 at the Company’s election prior to August 18, 2020, which the Company elected not to exercise. On July 31, 2020 and August 28, 2020, the mortgages secured by the Chevron San Jose, California property and Chevron Roseville, California property, each for $2,000,000, were repaid along with all related accrued interest.

Due to Affiliates

.In connection with the Self-Management Transaction, the Company assumed two notes payable aggregating $630,820 on December 31, 2019 owed to Mr. Wirta, the Company's Chairman. The notes payable had identical terms including a fixed interest rate of 10% paid semi-monthly and a maturity date of April 23, 2020. The remaining principal amount of $218,931 due for each note, aggregating $437,862, was paid on the maturity date. The repayments are reflected in the change in due to affiliates in the accompanying unaudited statement of cash flows for the nine months ended September 30, 2020.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company pays the members of its board of directors who are not executive officers for services rendered through cash payments and by issuing shares of Class C common stock to them.

During the years ended December 31, 2020 and 2019, the total fees incurred for board services were $407,083 and $372,500, respectively, of which $21,250 and $57,500 were unpaid as of December 31, 2020 and 2019, respectively. The fees paid in cash were $50,000 and $0 for the years ended December 31, 2020 and 2019, respectively. The fees paid by issuing shares of Class C common stock were $357,083 and $315,000 during the years ended December 31, 2020 and 2019, respectively. For the fees paid in Class C common stock, the Company issued 16,786 and 10,335 shares (adjusted for the 1:3 reverse stock split), respectively.

In conjunction with the Self-Management Transaction effective December 31, 2019, the Advisory Agreement was terminated. The Advisory Agreement entitled the Former Advisor to specified fees upon the provision of certain services with regard to investments in real estate and the management of those investments, among other services, and the disposition of investments, as well as entitled the Former Advisor to reimbursement of organizational and offering costs incurred by the Former Advisor or Former Sponsor on behalf of the Company, such as expenses related to the Offerings, and certain costs incurred by the Former Advisor or Former Sponsor in providing services to the Company. In addition, the Former Advisor was entitled to certain other fees, including an incentive fee upon achieving certain performance goals, as detailed in the Advisory Agreement. The Former Sponsor also served as the sponsor for REIT I and BRIX REIT. Effective February 3, 2020, the Company's indirect subsidiary, modiv Advisors, LLC, became the advisor to BRIX REIT.

During the years ended December 31, 2020 and 2019, no business transactions occurred between the Company and BRIX REIT, other than minor expenses advanced and, during the year ended December 31, 2019, no business transactions occurred between the Company and REIT I, other than as described below or elsewhere herein, and those relating to the Company’s investment in REIT I before the Merger, as described in Notes 3 and 5.

On March 2, 2020, the Company borrowed a total of $4,000,000, secured by mortgages on its two Chevron properties, from the Company's Chairman, Mr. Wirta. The Company's conflicts committee approved the terms of these mortgages which bore interest at an annual rate of 8% and were scheduled to mature on June 2, 2020. On June 1, 2020, the maturity date of these mortgages was extended to September 1, 2020 on the same terms, along with an option for a further extension to November 30, 2020 at the Company’s election prior to August 18, 2020, which the Company elected not to exercise. On July 31, 2020 and August 28, 2020, the mortgages secured by the Chevron San Jose, CA property and Chevron Roseville, CA property, each for $2,000,000, were repaid along with all related accrued interest.

There were no related party costs, including those incurred pursuant to the Advisory Agreement, for the year ended December 31, 2020 and no related party receivable and payable as of December 31, 2020. Summarized below are the related party costs incurred by the Company and related party receivable and payable as of December 31, 2019:

	Year Ended December 31, 2019	December 31, 2019
	Incurred	Receivable	Payable
Expensed:
Asset management fees (1)	$2,777,021	$—	$—
Reimbursable operating expense	528,000	—	—
Fees to affiliates	3,305,021	—	—
Property management fees*	224,922	—	—
Directors and officers insurance and other reimbursements **	250,892	—	—
Expense reimbursements from Former Sponsor (2)	(332,337)	—	—
Capitalized:
Acquisition fees	746,459	—	—
Financing coordination fees	107,500	—	—
Reimbursable organizational and offering expenses (3)	1,206,881	—	—
Other:
Due from BRIX REIT (4)	—	1,378	—
Due from TIC	—	954	—
Notes due to Chairman of the Board	—	—	$630,820
		$2,332	$630,820

*	Property management fees are classified within property expenses on the consolidated statements of operations.
**	Directors and officers insurance and other reimbursements are classified within general and administrative expenses on the consolidated statements of operations.

(1)
To the extent the Former Advisor elected, in its sole discretion, to defer all or any portion of its monthly asset management fee, the Former Advisor was deemed to have waived, not deferred, that portion up to 0.025% of the total investment value of the Company’s assets. For the year ended December 31, 2019, the Former Advisor did not waive any of the asset management fees. In addition to amounts presented in this table, the Company also incurred asset management fees to the Former Advisor of $191,933 related to the TIC Interest during the year ended December 31, 2019, which amount was reflected as reductions of income recognized from investments in unconsolidated entities (see Note 5).

(2)
Includes payroll costs related to Company employees that answer questions from prospective stockholders. See “Investor Relations Payroll Compensation Expense Reimbursements from Former Sponsor” below. The Former Sponsor agreed to reimburse the Company for these investor relations compensation costs which the Former Sponsor considered to be offering expenses in accordance with the Advisory Agreement which was terminated effective September 30, 2019. The expense reimbursements from the Former Sponsor for the year ended December 31, 2019 also include a refund of $40,915 of employment related legal fees, which the Former Sponsor agreed to reimburse the Company.

(3)
Through the termination date on September 30, 2019, the Former Sponsor incurred $9,224,997 of organizational and offering costs on behalf of the Company. However, the Company was only obligated to reimburse the Former Sponsor for such organizational and offering expenses to the extent of 3% of gross offering proceeds.

(4)
The receivables represent incidental expenses advanced to BRIX REIT, which included unpaid asset management fees of $285,818 due from BRIX REIT, which were fully reserved and the Company agreed to waive in May 2020 given the impact of the COVID-19 pandemic on BRIX REIT.

Organizational and Offering Costs

The Company was obligated to reimburse the Former Sponsor or its affiliates for organizational and offering expenses (as defined in the Advisory Agreement) paid by the Former Sponsor on behalf of the Company. The Company reimbursed the Former Sponsor for organizational and offering expenses up to 3% of gross offering proceeds. Pursuant to an amendment to the Advisory Agreement dated October 14, 2019, the Company agreed to pay all future organizational and offering costs, and to no longer be reimbursed by the Former Sponsor for investor relations personnel costs after September 30, 2019, in exchange for the Former Sponsor's agreement to terminate its right to receive 3% of all offering proceeds as reimbursement for organizational and offering costs paid by the Former Sponsor.

The Former Sponsor and its affiliates were responsible for any organizational and offering expenses to the extent they exceeded 3% of gross offering proceeds through September 30, 2019. Through September 30, 2019, the Former Sponsor had incurred organizational and offering expenses in excess of 3% of the gross offering proceeds received by the Company. Through September 30, 2019, the Company reimbursed the Former Sponsor $5,429,105 in organizational and offering costs, which was the Company’s maximum liability for organizational and offering costs.

Investor Relations Compensation Expense Reimbursements from Former Sponsor

The Company employs investor personnel to answer inquiries from potential and existing investors regarding the Company and/or its Registered Offerings. The payroll expense associated with the investor relations personnel was reimbursed by the Former Sponsor through September 30, 2019. The Former Sponsor considered these payroll costs to be offering expenses. The amount of payroll expense reimbursements from the Former Sponsor through September 30, 2019 was $373,252, which was partially offset by a refund of employment related legal costs of $40,915.

Acquisition Fees

The Company paid the Former Advisor an amount equal to 3% of the contract purchase price of the Company’s properties plus additions to real estate investments as acquisition fees. The total of all acquisition fees and acquisition expenses was required to be reasonable and was not to exceed 6% of the contract price of the property. However, a majority of the directors (including a majority of the independent directors) not otherwise interested in the transaction had the authority to approve fees in excess of these limits if they determined the transaction to be commercially competitive, fair and reasonable to the Company. Acquisition fees incurred were $746,459 during the year ended December 31, 2019.

Asset Management Fees

The Company paid the Former Advisor, as compensation for the advisory services rendered to the Company, a monthly fee in an amount equal to 0.1% of the total investment value, as defined in the Advisory Agreement (the “Asset Management Fee”), as of the end of the preceding month plus the book value of any properties acquired during the month pro-rated based on the number of days owned. The Asset Management Fee was payable monthly on the last business day of such month. The Asset Management Fee, which was required to be reasonable in the determination of the Company’s independent directors at least annually, was to be taken or waived, in whole or in part as to any year, in the sole discretion of the Former Advisor. All or any portion of the Asset Management Fee not paid as to any fiscal year was allowed to be deferred without interest and paid in such other fiscal year as the Former Advisor determined.

Additionally, to the extent the Former Advisor elected, in its sole discretion, to defer all or any portion of its monthly Asset Management Fee, the Former Advisor was deemed to have waived, not deferred, that portion of its monthly Asset Management Fee that was up to 0.025% of the total investment value of the Company’s assets. The total amount of Asset Management Fees incurred during the year ended December 31, 2019 was $2,777,021, of which none was waived.

Financing Coordination Fee

Other than with respect to any mortgage or other financing related to a property concurrent with its acquisition, if the Former Advisor or an affiliate provided a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the post-acquisition financing or refinancing of any debt that the Company obtained relative to a property, then the Company paid to the Former Advisor or such affiliate a financing coordination fee equal to 1% of the amount of such financing. The Company incurred and paid $107,500 of financing coordination fees related to two loans during the year ended December 31, 2019.

Property Management Fees

If the Former Advisor or any of its affiliates provided a substantial amount of the property management services (as determined by a majority of the Company’s independent directors) for the Company’s properties, then the Company paid the Former Advisor or such affiliate a property management fee equal to 1.5% of gross revenues from the properties managed. The Company also reimbursed the Former Advisor and any of its affiliates for property-level expenses that such tenant paid or incurred to the Company, including salaries, bonuses and benefits of persons employed by the Former Advisor, except for the salaries, bonuses and benefits of persons who also served as one of the Company’s executive officers. The Former Advisor or its affiliate were entitled to subcontract the performance of its property management duties to third parties and pay all or a portion of its property management fee to the third parties with whom it contracted for these services. The Former Advisor provided property management services for 10 properties in the Company's portfolio during the year ended December 31, 2019 for which the Company incurred and paid $224,922 of property management fees.

Disposition Fees

For substantial assistance in connection with the sale of properties, the Company paid the Former Advisor or one of its affiliates 3.0% of the contract sales price, as defined in the Advisory Agreement, of each property sold; provided, however, that if, in connection with such disposition, commissions were paid to third parties unaffiliated with the Former Advisor or its affiliates, the disposition fees paid to the Former Advisor, the Former Sponsor, their affiliates and unaffiliated third parties could not exceed the lesser of the competitive real estate commission or 6% of the contract sales price. There were no disposition fees incurred during the year ended December 31, 2019.

Subordinated Participation Fees

The Company incurred a subordinated participation fee calculated as of December 31 of each year through 2018, payable to the Former Advisor or an affiliate thereof, which was paid (if at all) in the immediately following January. The subordinated participation fee was only due if the Preferred Return, as defined in the Advisory Agreement, was achieved and was equal to the sum of (using terms as defined in the Advisory Agreement):

(i)
30% of the product of (a) the difference of (x) the Preliminary NAV per share minus (y) the Highest Prior NAV per share, multiplied by (b) the number of shares outstanding as of December 31 of the relevant annual period, but only if this resulted in a positive number, plus

(ii)
30% of the product of: (a) the amount by which aggregate distributions to stockholders during the annual period, excluding return of capital distributions, divided by the weighted average number of shares outstanding for the annual period, exceeded the Preferred Return, multiplied by (b) the weighted average number of shares outstanding for the annual period calculated on a monthly basis.

The Company calculated a subordinated participation fee of $839,050 which was accrued as of December 31, 2018 and paid in cash during the three months ended March 31, 2019. On August 9, 2019, the Advisory Agreement was amended to eliminate the Subordinated Participation Fee.

Leasing Commission Fees

If a property or properties of the Company became unleased and the Former Advisor or any of its affiliates provided a substantial amount of the services (as determined by a majority of the Company’s independent directors) in connection with the Company’s leasing of a property or properties to unaffiliated third parties, then the Company paid the Former Advisor or such affiliate leasing commissions equal to 6% of the rents due pursuant to such lease for the first ten years of the lease term; provided, however (i) if the term of the lease was less than ten years, such commission percentage was applied to the full term of the lease and (ii) any rents due under a renewal of a lease of an existing tenant upon expiration of the initial lease agreement (including any extensions provided for thereunder) accrued a commission of 3% in lieu of the aforementioned 6% commission. There were no leasing commission fees incurred during the year ended December 31, 2019.

Other Operating Expense Reimbursement

Under the Company's charter, prior to December 31, 2019, total operating expenses of the Company were limited to the greater of 2% of average invested assets or 25% of net income for the four most recently completed fiscal quarters (the “2%/25% Limitation”). If the Company exceeded the 2%/25% Limitation, the Former Advisor was required to reimburse the Company the amount by which the aggregate total operating expenses exceeded the limitation, or the Company was required to obtain a waiver from the Company's conflicts committee. For purposes of determining the 2%/25% Limitation amount, “average invested assets” meant the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, reserves for bad debts or other non-cash reserves. “Total operating expenses” meant all expenses paid or incurred by the Company, as determined by GAAP, that were in any way related to the Company’s operation including asset management fees, but excluding (a) the expenses of raising capital such as organizational and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based upon increases in NAV per share; (f) acquisition fees and acquisition expenses (including expenses, relating to potential investments that the Company does not close); and (g) disposition fees on the sale of real property and other expenses connected with the acquisition, disposition and ownership of real estate interests or other property (other than disposition fees on the sale of assets other than real property), including the costs of insurance premiums, legal services, maintenance, repair and improvement of real property. The total reimbursable operating expenses incurred was $528,000 during the year ended December 31, 2019. The Company was in compliance with the 2%/25% Limitation for operating expenses for the four fiscal quarters ended December 31, 2019.

Due to Affiliates

In connection with the Self-Management Transaction, the Company assumed two notes payable aggregating $630,820 on December 31, 2019 owed to Mr. Wirta, the Company's Chairman, which were presented under due to affiliates in the Company's consolidated balance sheet as of December 31, 2019. The notes payable had identical terms including a fixed interest rate of 10% paid semi-monthly and a maturity date of April 23, 2020. The remaining principal amount of $218,931 due for each note, aggregating $437,862, was paid on the maturity date.

Related Party Transactions with Unconsolidated Entities

The Company’s portion of asset management fees paid to a subsidiary of the Company in 2020 and the Former Advisor in 2019 relating to the TIC Interest for the years ended December 31, 2020 and 2019 was as follows:

	Years Ended December 31,
	2020	2019
Asset management fees	$191,933	$191,907

The advisory agreement with the entity that owns the TIC Interest property was assigned to the Company's taxable REIT subsidiary following the Self-Management Transaction and the Company earns a monthly management fee equal to 0.1% of the total investment value of the property from this entity, which resulted in a fee of $263,971 for the year ended December 31, 2020, of which the Company's portion was $191,933. The Company’s portion of Former Advisor fees paid relating to REIT I for the year ended December 31, 2019 was as follows:

Year Ended December 31, 2019
Expensed:
Asset management fees	$34,968
Other	16,800
Total	$51,768

Acquisition of Intellectual Property From the Former Sponsor and Website Hosting Agreement With BRIX REIT

Effective October 28, 2019, the Operating Partnership acquired certain software and related assets of the Former Sponsor in order for the Operating Partnership to develop and operate a new online platform for BRIX REIT. The Operating Partnership entered into a website hosting services agreement with BRIX REIT effective October 28, 2019, pursuant to which the Operating Partnership hosted the online platform at http://www.brix-reit.com for BRIX REIT. In connection with such hosting services, BRIX REIT paid the Operating Partnership service fees equal to the direct cost paid by the Operating Partnership to third parties for services related to the Operating Partnership’s hosting of the online platform, plus the then-current time and materials rates charged by the Operating Partnership for the services of its personnel. The website hosting services agreement had a term of three years following its effective date and would have automatically renewed for successive one-year periods unless either party notified the other of termination on or before 90 days prior to the end of the term, or unless the agreement was terminated earlier due to a material breach by either party of the agreement, either party became insolvent or the Operating Partnership transferred or assigned all of its right, title and interest in the online platform to a third party that was not a direct or indirect subsidiary of the Operating Partnership. Since BRIX REIT paid all of the direct costs of third parties that developed and hosted the BRIX REIT online platform, the Operating Partnership did not receive any fees under the website hosting services agreement. On January 31, 2020, the Company's taxable REIT subsidiary entered into an advisory agreement to provide services to BRIX REIT including website hosting services, and the website hosting services agreement was terminated. In May 2020, the Company's taxable REIT subsidiary agreed to waive all unpaid asset management fees totaling $285,818 due from BRIX REIT and to no longer charge BRIX REIT for its asset management services given the impact of the COVID-19 pandemic on BRIX REIT.